Commitments and Contingencies - Future Minimum Debt and Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2019	$ 8,653
2020	6,090
Total	14,743
Payment on Lease Office and Manufacturing Space [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2019	1,282
2020	638
2021	638
2022	192
Total	$ 2,750